Document And Entity Information	Oct. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	EON RESOURCES INC.
Document, Type	8-K
Document, Period End Date	Oct. 23, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41278
Entity, Tax Identification Number	85-4359124
Entity, Address, Address Line One	3730 Kirby Drive, Suite 1200
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77098
City Area Code	713
Local Phone Number	834-1145
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001842556
ClassACommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	EONR
Security Exchange Name	NYSEAMER
RedeemableWarrantsExercisableForThreeQuartersOfOneShareOfClassACommonStockAtAnExercisePriceOf1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for three quarters of one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	EONR WS
Security Exchange Name	NYSEAMER